Statutory Surplus Reserves	12 Months Ended
Dec. 31, 2019
Statutory Surplus Reserves [Abstract]
Statutory Surplus Reserves
19.	Statutory Surplus Reserves

Pursuant to Chinese company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as of December 31, 2019 is $33,533 (2018 - $26,643).

Sinovac R&D, Sinovac Dalian and Sinovac Biomed have not accumulated any profit since inception. No appropriation to the statutory surplus reserves and staff welfare and bonus were made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. The Company has not declared any dividends to the shareholder of Sinovac Beijing in 2019, 2018 and 2017. As of December 31, 2019, the Company has $nil dividend payable to the common shareholders (December 31, 2018 - $nil), and has $5,128 dividend payable to preferred shareholders (December 31, 2018 - $nil).

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. Staff welfare and bonus funds are restricted to expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital, additional paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $85,446 (RMB 588 million) as of December 31, 2019 (December 31, 2018, $75,447 (RMB 519 million)). Further, foreign exchange and other regulations in the PRC further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2019, amounts restricted include the net assets of the Company’s PRC subsidiaries, which amounted to $225,014 (December 31, 2018 - $154,437).